Financial Instruments on Balance Sheet - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Liabilities
Bank loans	€ 510	€ 536	€ 742
Finance lease liabilities	1,136	909	735
RCA's liability	3,140	1,770
Financial Assets
Non-current trade receivables	1,743
Other non-current assets	1,687	1,434
Short-term investments	9,197	10,653
Cash and cash equivalents	40,542	23,253	€ 48,357	€ 100,174
Financial liabilities at amortised cost [member]
Financial Liabilities
Bank loans	510	536
Finance lease liabilities	1,136	909
RCA's liability	3,140	1,770
Trade payables and other current liabilities	5,916	7,083
Total	10,702	10,298
Loans and receivables [member]
Financial Assets
Non-current trade receivables	1,743
Deposits		273
Other non-current assets	215
Trade and other receivables		2,905
Trade receivables and other current assets	367
Other current assets		744
Short-term investments	9,197	10,653
Cash and cash equivalents	40,542	23,253
Total	52,065	37,828
At fair value [member]
Financial Liabilities
Bank loans	510	536
Finance lease liabilities	1,136	909
RCA's liability	3,140	1,770
Trade payables and other current liabilities	5,916	7,083
Total	10,702	10,298
Financial Assets
Non-current trade receivables	1,743
Deposits		273
Other non-current assets	215
Trade and other receivables		2,905
Trade receivables and other current assets	367
Other current assets		744
Short-term investments	9,197	10,653
Cash and cash equivalents	40,542	23,253
Total	€ 52,065	€ 37,828